Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2022